INTANGIBLE ASSETS - Intangible Asset Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 7,093	$ 9,324
Additions	0	0
Amortization expense	(1,915)	(2,231)
Translation adjustment	0	0
Ending balance	5,178	7,093
Placement fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,189	2,814
Additions	0	0
Amortization expense	(625)	(625)
Translation adjustment	0	0
Ending balance	1,564	2,189
Customer relationship intangible
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,187	2,701
Additions	0	0
Amortization expense	(514)	(514)
Translation adjustment	0	0
Ending balance	1,673	2,187
Contractual development fees
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,717	3,809
Additions	0	0
Amortization expense	(776)	(1,092)
Translation adjustment	0	0
Ending balance	$ 1,941	$ 2,717